Award Timing Disclosure	Jun. 10, 2024 USD ($) shares $ / shares	Apr. 26, 2024 USD ($) shares $ / shares
Quincy L. Allen
Awards Close in Time to MNPI Disclosures
Name		Quincy L. Allen
Underlying Securities | shares		3,065
Exercise Price | $ / shares		$ 51.39
Fair Value as of Grant Date | $		$ 157,510
Kristin A. Campbell
Awards Close in Time to MNPI Disclosures
Name		Kristin A. Campbell
Underlying Securities | shares		3,065
Exercise Price | $ / shares		$ 51.39
Fair Value as of Grant Date | $		$ 157,510
Cynthia T. Jamison
Awards Close in Time to MNPI Disclosures
Name		Cynthia T. Jamison
Underlying Securities | shares		3,065
Exercise Price | $ / shares		$ 51.39
Fair Value as of Grant Date | $		$ 157,510
Evan Levitt
Awards Close in Time to MNPI Disclosures
Name	Evan Levitt
Underlying Securities | shares	3,562
Exercise Price | $ / shares	$ 38.77
Fair Value as of Grant Date | $	$ 138,099
Shashank Samant
Awards Close in Time to MNPI Disclosures
Name		Shashank Samant
Underlying Securities | shares		3,065
Exercise Price | $ / shares		$ 51.39
Fair Value as of Grant Date | $		$ 157,510
Amy Schioldager
Awards Close in Time to MNPI Disclosures
Name	Amy Schioldager
Underlying Securities | shares	3,562
Exercise Price | $ / shares	$ 38.77
Fair Value as of Grant Date | $	$ 138,099
Wendy L. Schoppert
Awards Close in Time to MNPI Disclosures
Name		Wendy L. Schoppert
Underlying Securities | shares		3,065
Exercise Price | $ / shares		$ 51.39
Fair Value as of Grant Date | $		$ 157,510